Fair value measurement and financial instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurement and financial instruments	Fair value measurement and financial instruments
Sonder has established a fair value hierarchy used to determine the fair value of its financial instruments as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.
Level 3—Unobservable inputs for which there is little or no market data that is significant to the fair value of the assets or liabilities. Consideration is given to the risk inherent in the valuation technique and the inputs to the model.
A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Sonder did not have any assets or liabilities classified under Level 1 or Level 2 fair value measurements as of December 31, 2021 and 2020. The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	December 31,
	2021	2020
Financial liabilities:
Current liabilities:
Share-settled redemption feature	$30,322	$—
Other non-current liabilities:
Preferred stock warrant liabilities	3,288	1,140
Total financial liabilities measured and recorded at fair value	$33,610	$1,140
The following table presents additional information about Sonder’s financial liabilities that are measured at fair value for which it has utilized Level 3 inputs to determine fair value (in thousands):

	Level 3
	December 31,
	2021	2020
Beginning balance	$1,140	$822
Additions for new instruments issued	45,156	292
Increase in fair value of preferred stock warrants	2,148	26
Decrease in fair value of share-settled redemption feature	(14,834)	—
Total financial liabilities measured and recorded at fair value	$33,610	$1,140
There were no transfers of financial instruments between valuation levels during the years ended December 31, 2021 and 2020.
As of December 31, 2021 and 2020, Sonder did not have observable inputs for the valuation of its preferred stock warrant liabilities or share-settled redemption feature related to the Convertible Notes.
The fair value of the preferred stock warrant liabilities were based in part on aggregate equity value indications, consistent with the analysis for Sonder’s common stock valuation using the option pricing method. The significant unobservable input used in the fair value measurement of the redeemable convertible preferred stock warrant liability was the fair value of the underlying preferred stock at the valuation measurement date. Generally, changes in the fair value of the underlying preferred stock resulted in a directionally similar impact to the fair value measurement.
The following table presents quantitative information on significant Level 3 liabilities (in thousands):

	December 31, 2021
	Fair value (in thousands)	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average
Liabilities:
Preferred stock warrants	$3,288	Probability-Weighted Expected Return Method (PWERM)	Probability of SPAC transaction	—%	95%	N/A
			Expected transaction date	1/18/22	1/18/22	N/A
Share-settled redemption feature	30,322	PWERM	Probability of SPAC transaction	—%	95%	N/A
			Expected transaction date	1/18/22	1/18/22	N/A
The determination of the fair value of the share-settled redemption feature is discussed in Note 7. Debt . The share-settled redemption feature was classified as Level 3 within the fair value hierarchy because the fair value was based on unobservable inputs in an inactive market.
Sonder estimates that the fair value of its restricted cash, accounts receivable, prepaid rent, prepaid expenses, other current assets, accounts payable, accrued liabilities, sales tax payable, deferred revenue, current portion of long-term debt, convertible notes and other current liabilities approximates carrying value due to the relatively short maturity of the instruments. The carrying value of Sonder’s long-term debt approximates fair value because it was paid in full shortly after the year-end.
These assumptions are inherently subjective and involve significant management judgment. Any change in fair value is recognized as a component of other income (expense), net, on the consolidated statements of operations and comprehensive loss.